Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
UBS Series Funds
June 4, 2024
Supplement to the prospectuses and Statement of Additional Information (the “SAI”), each dated March 11, 2024 (as revised April 15, 2024).
Includes:
•	UBS Select 100% US Treasury Preferred Fund
•	UBS Select 100% US Treasury Institutional Fund
Effective immediately, the prospectuses and SAI are hereby revised as follows:
The section captioned “Fund summary” and sub‑captioned “Principal strategies—Principal investments” for the fund in each prospectus is revised by replacing the third paragraph in its entirety with the following:
The Fund will generally hold a portion of its assets in cash for operational purposes, including cash earning interest held at the fund’s custodian.
The section captioned “Fund summary” and sub-captioned “Principal risks” for the fund in each prospectus is revised by adding the following after “US withholding tax risk” as a principal risk of the fund:
Risk associated with the fund holding cash: The fund will generally hold a portion of its assets in cash for operational purposes. Cash positions may hurt performance and may subject the fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and fees imposed for large cash balances. In addition, interest income received by the fund from cash held at the custodian would not qualify for the state and local income tax exemption applicable to certain dividends paid by the fund that are derived from interest income with respect to US government securities.

UBS Select 100% US Treasury Preferred Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
UBS Series Funds
June 4, 2024
Supplement to the prospectuses and Statement of Additional Information (the “SAI”), each dated March 11, 2024 (as revised April 15, 2024).
Includes:
•	UBS Select 100% US Treasury Preferred Fund
Effective immediately, the prospectuses and SAI are hereby revised as follows:
The section captioned “Fund summary” and sub‑captioned “Principal strategies—Principal investments” for the fund in each prospectus is revised by replacing the third paragraph in its entirety with the following:
The Fund will generally hold a portion of its assets in cash for operational purposes, including cash earning interest held at the fund’s custodian.
The section captioned “Fund summary” and sub-captioned “Principal risks” for the fund in each prospectus is revised by adding the following after “US withholding tax risk” as a principal risk of the fund:
Risk associated with the fund holding cash: The fund will generally hold a portion of its assets in cash for operational purposes. Cash positions may hurt performance and may subject the fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and fees imposed for large cash balances. In addition, interest income received by the fund from cash held at the custodian would not qualify for the state and local income tax exemption applicable to certain dividends paid by the fund that are derived from interest income with respect to US government securities.

UBS Select 100% US Treasury Institutional Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
UBS Series Funds
June 4, 2024
Supplement to the prospectuses and Statement of Additional Information (the “SAI”), each dated March 11, 2024 (as revised April 15, 2024).
Includes:
•	UBS Select 100% US Treasury Institutional Fund
Effective immediately, the prospectuses and SAI are hereby revised as follows:
The section captioned “Fund summary” and sub‑captioned “Principal strategies—Principal investments” for the fund in each prospectus is revised by replacing the third paragraph in its entirety with the following:
The Fund will generally hold a portion of its assets in cash for operational purposes, including cash earning interest held at the fund’s custodian.
The section captioned “Fund summary” and sub-captioned “Principal risks” for the fund in each prospectus is revised by adding the following after “US withholding tax risk” as a principal risk of the fund:
Risk associated with the fund holding cash: The fund will generally hold a portion of its assets in cash for operational purposes. Cash positions may hurt performance and may subject the fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and fees imposed for large cash balances. In addition, interest income received by the fund from cash held at the custodian would not qualify for the state and local income tax exemption applicable to certain dividends paid by the fund that are derived from interest income with respect to US government securities.